NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NETINCOME(LOSS)PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share
	Year ended December 31,
	2014	2013	2012
Numerator:

Net income (loss) attributable to Syneron's shareholders	$(5,200)	$1,647	$(1,343)

Denominator:

Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	36,703,251	35,921,848	35,474,693

Diluted net income (loss) per share	36,703,251	36,203,848	35,474,693

Basic and diluted net income (loss) per share	$(0.14)	$0.04	$(0.04)

Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Income (Loss) Per Share
	Year ended December 31,
	2014	2013	2012

Ordinary shares	4,285,397	3,184,294	4,513,130